RELATED PARTY (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Accounts receivable after allowance for credit loss	$ 621,261		$ 621,261		$ 391,281	$ 463,194
Family Member of a Director [Member]
Related Party Transaction [Line Items]
Related party transaction amount	13,276	$ 16,319	33,679	$ 32,599
Former Officer And Director [Member]
Related Party Transaction [Line Items]
Related party transaction amount					67,504	293,139
Consulting Services And Capital Payment Returns [Member]
Related Party Transaction [Line Items]
Related party transaction amount					$ 50,000	191,250
Capital Payment Returns [Member]
Related Party Transaction [Line Items]
Related party transaction amount						101,889
Board Of Director [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Stock repurchased and retired during period					18,000
Payroll Reimbursement [Member] | Subsidiaries [Member]
Related Party Transaction [Line Items]
Related party transaction amount			7,405	65,212	$ 73,678	141,429
Accounts receivable after allowance for credit loss					1,524	12,376
Consulting Services [Member] | Family Member of a Director [Member]
Related Party Transaction [Line Items]
Related party transaction amount	776		12,500
Consulting Services [Member] | Family Officer And Director [Member]
Related Party Transaction [Line Items]
Related party transaction amount	12,500
Capital Payment Returns [Member] | Family Member of a Director [Member]
Related Party Transaction [Line Items]
Related party transaction amount	3,819	7,599	7,903
Capital Payment Returns [Member] | Former Officer And Director [Member]
Related Party Transaction [Line Items]
Related party transaction amount					17,504
Investment In DMH207 [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Related party transaction amount	388	410	759	800
Investments DMH207Member [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Related party transaction amount					1,323	4,604
Stocks Repurchase [Member] | Board Of Director [Member]
Related Party Transaction [Line Items]
Related party transaction amount					11,880
Subsidiaries [Member]
Related Party Transaction [Line Items]
Sublease Income					13,645	$ 11,442
Subsidiaries [Member] | Payroll Reimbursement [Member]
Related Party Transaction [Line Items]
Related party transaction amount	3,479	$ 3,378	6,958	$ 6,755
Accounts receivable after allowance for credit loss	$ 1,162		$ 1,162		$ 1,524